Taxation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Current tax expense:
Total current tax expense	$ 2.9	$ 10.7	$ 15.2	$ 26.4
Deferred tax expense:
Deferred tax expense			(1.9)	0.4
Total income tax expense	1.3	10.8	13.3	26.6
Effective income tax rate reconciliation
United Kingdom statutory income tax rate (in hundredths)	23.20%	24.50%	23.20%	24.50%
Effect of other tax jurisdictions (in hundredths)	(20.40%)	(24.50%)	(16.40%)	2.40%
Effective income tax rate (in hundredths)	2.80%	0.00%	6.80%	26.90%
Net deferred tax assets
Net operating loss	2.4		2.4		0
Deferred mobilization revenue	0.1		0.1		0.6
Total deferred tax assets	2.5		2.5		0.6
United Kingdom [Member]
Current tax expense:
Total current tax expense	0	0	0	0
Angola [Member]
Current tax expense:
Total current tax expense	1.2	1.7	3.3	3.9
Deferred tax expense:
Deferred tax expense	0.1	0.1	0.2	0.2
Canada [Member]
Current tax expense:
Total current tax expense	(1.7)	0.9	0	0.1
Deferred tax expense:
Deferred tax expense	(2.4)	0	(2.5)	0
China [Member]
Current tax expense:
Total current tax expense	0	1.8	0	7.2
Hungary [Member]
Current tax expense:
Total current tax expense	0.4	0.6	1.0	0.6
Nigeria [Member]
Current tax expense:
Total current tax expense	3.1	3.2	9.3	9.5
Deferred tax expense:
Deferred tax expense	0	0	0	0
Norway [Member]
Current tax expense:
Total current tax expense	0	2.5	0	5.1
United States of America [Member]
Current tax expense:
Total current tax expense	(0.7)	0	0.8	0
Deferred tax expense:
Deferred tax expense	0.7	0	0.4	0
Other [Member]
Current tax expense:
Total current tax expense	$ 0.6	$ 0	$ 0.8	$ 0